Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	In Thousands
	2021	2020
Land	$20,156	17,093
Buildings	46,112	46,584
Leasehold improvements	1,155	573
Furniture and equipment	14,705	13,861
Automobiles	241	175
Construction-in-progress	3,335	317
	85,704	78,603
Less accumulated depreciation	(22,858)	(20,401)
	$62,846	58,202